October 1, 2008

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:                   Evergreen Select Fixed Income Trust (the "Trust")

Evergreen Intermediate Municipal Bond Fund (the “Fund”)

                        No. 333-36019/811-08365

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Fund’s prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 55 to Registration Statement No. 333-36019/811-08365) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on September 26, 2008.

If you have any questions or would like further information, please call me at (617) 210-3655.

Very truly yours,

/s/ Nate Whiteley

Nate Whiteley